SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Schedule of Reportable Segment

The following summary describes the operations of each reportable segment:

Reportable segments	Operations
IFM services	Encompass cleaning services, property and facility management, and security guard services, delivered as part of a unified service package. Cleaning services include commercial, hospitality, industrial, and disinfection work, while property and facility management covers maintenance, landscaping, administrative support, and compliance functions. Security services include on-site monitoring, safety inspection, and related support.
Manpower outsourcing services	Providing casual workers by comprehensively understanding the corporate customers’ requirements and matching their requirements with qualified casual workers from various kinds of work including, but not limited to, Food & Beverage Crews, Kitchen helper, retail assistant and etc.
Other services	Including web design and development, digital marketing, and rental income from investment properties.

Schedule of Net Profit or Loss	Total revenue for reportable segments equals consolidated revenue for the Group. Segment (loss)/profit is defined as net profit or loss of each operating segment excluding the unallocated overhead cost.
	IFM services	Manpower outsourcing services	Other services	Unallocated	Total
	$	$	$	$	$
June 30, 2026
Segment revenue	16,062,712	15,551,050	1,045,474	-	32,659,236
Cost of revenue	(14,761,197)	(14,115,616)	(482,576)	-	(29,359,389)
Other income	447,403	94,946	158,432	3,102	703,883
Selling and marketing expenses	(47,038)	(58,909)	(29,285)	(1,017,290)	(1,152,522)
General and administrative expenses	(4,274,354)	(1,298,909)	(414,705)	(1,915,001)	(7,902,969)
Other expenses	(53,060)	(53,788)	(5,517)	942	(111,423)
Change in fair value of investment property	-	-	(44,079)	-	(44,079)
Net loss on convertible notes designated at FVTPL	-	-	-	(2,617,807)	(2,617,807)
Net gain on warrant liabilities	-	-	-	1,726,802	1,726,802
Finance cost	(404,330)	(136,295)	14,867	(339,515)	(865,273)
Income tax expenses	(40,674)	(18,581)	(40,017)	-	(99,272)
Segment (loss)/profit	(3,070,538)	(36,102)	202,594	(4,158,767)	(7,062,813)

June 30, 2025
Segment revenue	14,458,114	9,578,180	1,718,179	-	25,754,473
Cost of revenue	(12,642,786)	(7,974,014)	(869,538)	-	(21,486,338)
Other income	619,491	99,646	95,320	-	814,457
Selling and marketing expenses	(44,011)	(102,815)	(59,380)	(1,356,071)	(1,562,277)
General and administrative expenses	(2,880,204)	(894,279)	(612,822)	(2,719,695)	(7,107,000)
Other expenses	(19,964)	(11,954)	-	-	(31,918)
Finance cost	(301,581)	(57,933)	(7,038)	(718)	(367,270)
Change in fair value of warrant liability	-	-	-	(24,075)	(24,075)
Impairment loss on intangible asset	-	-	(4,063,000)	-	(4,063,000)
Income tax expenses	(43,972)	(58,715)	(20,351)	-	(123,038)
Segment (loss)/profit	(854,913)	578,116	(3,818,630)	(4,100,559)	(8,195,986)

Schedule of Segment Assets and Liabilities

Segment assets and liabilities

	IFM services	Manpower and outsourcing services	Other services	Unallocated	Total
	$	$	$	$	$
2026 H1
Total assets	12,131,447	13,852,007	11,919,301	118,361	38,021,116
Total liabilities	8,928,440	1,646,536	1,100,218	983,014	12,658,208

2025
Total assets	13,738,045	13,340,845	7,156,405	106,306	34,341,601
Total liabilities	13,944,319	2,398,246	1,307,519	3,081,799	20,731,883